Segments - Additional Information (Detail) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
Segment Reporting Information [Line Items]
Number of operating segments	2	2